Taxation - Summary of reconciliation of income tax (expenses) benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Current income tax	¥ 9,423		¥ 5,318	¥ 1,474
Deferred income tax	438		0	0
Loss before income tax	(5,627,504)	$ (815,912)	(255,144)	(76,423)
Tax calculated at statutory income tax rate of 25% in mainland China	(1,406,876)		(63,786)	(19,106)
Effect of differing tax rates in different jurisdictions	1,272,471		0	0
Tax Effects Of [Abstract]
Expenses not deductible for income tax purposes	137,862		1,069	469
Effect of tax loss not recognised	37,283		68,035	20,111
Utilization of tax loss previously not recognized	(30,879)		0	0
Total	¥ 9,861	$ 1,430	¥ 5,318	¥ 1,474